9. STOCKHOLDERS EQUITY (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stockholders Equity Tables
Number of Options Outstanding, Beginning	3,851,448	2,181,853	2,231,898
Number of Options Granted	603,400	1,807,300	75,000
Number of Options Forfeited	(161,900)	(74,985)	(90,870)
Number of Options Exercised	0	0	0
Number of Options Expired	(50,975)	(62,720)	(34,175)
Number of Options Outstanding, Ending	4,241,973	3,851,448	2,181,853
Number of Options Exercisable	2,507,573	1,673,973	1,323,965
Weighted Average Exercise Price Outstanding, Beginning	$ 1.99	$ 3.50	$ 4.05
Weighted Average Exercise Price Granted	$ 1.02	$ 0.65	$ 0.65
Weighted Average Exercise Price Forfeited	$ 0.68	$ 5.20	$ 3.64
Weighted Average Exercise Price Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price Expired	$ 24.95	$ 11.91	$ 33.07
Weighted Average Exercise Price Outstanding, Ending	$ 1.63	$ 1.99	$ 3.50
Weighted Average Exercise Price Exercisable	$ 2.19	$ 3.64	$ 5.10
Weighted average grant date fair value of options granted during the year	$ 0.80	$ 0.56	$ 0.47